Intangibles (Tables)	6 Months Ended
Dec. 31, 2025
Intangibles [Abstract]
Schedule of Non-Current Assets
	Consolidated
	December 2025 $	June 2025 $
Non-current assets
Licensing agreement - Paxalisib	1,086,516	1,086,516

Schedule of Reconciliations of the Written Down Values

Reconciliations of the written down values at the beginning and end of the current financial half-year are set out below:

Balance at 1 July 2025	1,086,516	1,086,516
Balance at 31 December 2025	1,086,516	1,086,516